Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets	Intangible assets consisted of the following (in thousands):
	Years Ended December 31,
	2021	2020
Trademarks	$50	$50
Less: accumulated amortization	(19)	(14)
	$31	$36